Financial assets and liabilities - Interest bearing borrowings (Details) € in Millions, $ in Millions	12 Months Ended		144 Months Ended
	Dec. 31, 2024 EUR (€) installment	Dec. 31, 2023 EUR (€)	Dec. 31, 2030	Dec. 31, 2024 USD ($) installment
Fair value of financial instruments
Carrying amount	€ 3,887	€ 4,191
Fair value gains related to fair value hedge accounting	46	31
Fair value adjustments related to discontinued fair value hedge	€ 137	156
Number of repayment installments | installment	2			2
Forecast
Fair value of financial instruments
Target percentage reduction in emissions			50.00%
2.00% Senior Notes
Fair value of financial instruments
Borrowings, interest rate	2.00%			2.00%
Nominal	€ 378
Carrying amount	0	375
EIB R&D Loan
Fair value of financial instruments
Nominal	500
Carrying amount	500	500
NIB R&D Loan
Fair value of financial instruments
Nominal	83
Carrying amount	€ 83	167
2.375% Senior Notes
Fair value of financial instruments
Borrowings, interest rate	2.375%			2.375%
Nominal	€ 292
Carrying amount	€ 292	289
2.00% Senior Notes
Fair value of financial instruments
Borrowings, interest rate	2.00%			2.00%
Nominal	€ 630
Carrying amount	€ 624	614
4.375% Senior Notes
Fair value of financial instruments
Borrowings, interest rate	4.375%			4.375%
Nominal | $				$ 500
Carrying amount	€ 458	430
6.50% Senior Notes
Fair value of financial instruments
Borrowings, interest rate	6.50%			6.50%
Nominal | $				$ 74
Carrying amount	€ 71	67
3.125% Senior Notes
Fair value of financial instruments
Borrowings, interest rate	3.125%			3.125%
Nominal	€ 500
Carrying amount	€ 487	479
6.45% Senior Notes
Fair value of financial instruments
Borrowings, interest rate	6.45%			6.45%
Nominal | $				$ 206
Carrying amount	€ 199	187
4.375% Sustainability-linked Senior Notes
Fair value of financial instruments
Borrowings, interest rate	4.375%			4.375%
Nominal | $				$ 500
Carrying amount	€ 513	510
One-time redemption premium	€ 4
Commited percentage of reduced emissions	50.00%
NIB R&D Loan Facility
Fair value of financial instruments
Nominal	€ 100
Carrying amount	100	0
Undrawn borrowing facilities	€ 150
6.625% Senior Notes
Fair value of financial instruments
Borrowings, interest rate	6.625%			6.625%
Nominal | $				$ 500
Carrying amount	€ 455	463
Other borrowings
Fair value of financial instruments
Carrying amount	105	€ 110
NIB R&D loan facility 2024
Fair value of financial instruments
Nominal	250
Draw amount	€ 100